Hartford Schroders Emerging Markets Equity Fund Expense Example, No Redemption - Hartford Schroders Emerging Markets Equity Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 210
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	$ 2,400